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                            AIM FLOATING RATE FUND

                      Supplement dated February 2, 2001
                    to the Prospectus dated April 3, 2000
               as supplemented June 29, 2000 and July 10, 2000

This supplement supersedes and replaces in its entirety the supplements dated June 29, 2000 and July 10, 2000.

The third paragraph under the heading entitled "MANAGEMENT - INVESTMENT MANAGEMENT" on page 18 of the prospectus is deleted in its entirety and replaced with the following:

"The investment professionals primarily responsible for the day-to-day management of the Fund are as follows:

     Name                                            Business Experience
     ----                                            -------------------

     Anthony R. Clemente..................    Portfolio Manager since February,
                                              1998. Mr. Clemente is head of the
                                              High Yield Loan Group and a senior
                                              portfolio manager responsible for
                                              loan portfolios at the
                                              Sub-advisor. For the preceding
                                              five years, Mr. Clemente was a
                                              Vice President in the Fixed Income
                                              Department of Merrill Lynch Asset
                                              Management, L.P. and assisted in
                                              the portfolio management of
                                              Merrill Lynch  Senior Floating
                                              Rate Fund, Inc. and  Merrill Lynch
                                              Prime Rate Portfolio.

     Anne McCarthy........................    Portfolio Manager since January,
                                              2001. Ms. McCarthy is a portfolio
                                              manager responsible for High Yield
                                              loan portfolios at the
                                              Sub-advisor. From 1998 to 2001,
                                              Ms. McCarthy was a senior analyst
                                              at INVESCO Senior Secured
                                              Management, Inc. responsible for
                                              High Yield loan portfolios. From
                                              1997 to 1998, Ms.  McCarthy was a
                                              senior analyst at Merrill Lynch
                                              Asset Management, L.P. where she
                                              was responsible for credit
                                              analysis of loans, high yield
                                              bonds and distressed  securities.
                                              From 1992 to 1997, Ms. McCarthy
                                              was a research associate at T.A.
                                              McKay and Company."

The fifth paragraph under the heading entitled "MANAGEMENT - INVESTMENT MANAGEMENT" on page 18 of the prospectus is deleted in its entirety and replaced with the following:

        "Joel L. Coleman will provide day-to-day management of the Sub-Sub-Advised Assets of the Fund. Mr. Coleman is the Portfolio Manager and has been responsible for the Sub-Sub-Advised Assets of the Fund since 2000. He has been associated with INVESCO, Inc. and/or its affiliates since 1998. From 1997 to 1998, he was Director of Product Management for LG&E Energy Marketing. From 1992 to 1997, he was the Senior Group Retirement and Savings Sales Officer and Director of Fixed Income Securities for Providian Corporation."